Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 19,747	£ 32,771
Financial assets at fair value through profit or loss:
- Trading assets		30,555
- Derivative financial instruments	5,259	19,942
- Other financial assets at fair value through profit or loss	5,617	2,096
Financial assets at amortised cost:
- Loans and advances to customers	201,289	199,340
- Loans and advances to banks	2,799	3,463
- Reverse repurchase agreements - non trading	21,127	2,614
- Other financial assets at amortised cost	7,229
Financial assets at fair value through other comprehensive income	13,302
Financial investments		17,611
Interests in other entities	88	73
Intangible assets	1,808	1,742
Property, plant and equipment	1,832	1,598
Current tax assets	153
Retirement benefit assets	842	449
Other assets	2,280	2,511
Total assets	283,372	314,765
Financial liabilities at fair value through profit or loss:
- Trading liabilities		31,109
- Derivative financial instruments	1,369	17,613
- Other financial liabilities at fair value through profit or loss	6,286	2,315
Financial liabilities at amortised cost:
- Deposits by customers	178,090	183,648
- Deposits by banks	17,221	12,708
- Repurchase agreements - non trading	10,910	1,076
- Debt securities in issue	46,692	42,633
- Subordinated liabilities	3,601	3,793
Other liabilities	2,448	2,730
Provisions	509	558
Current tax liabilities		3
Deferred tax liabilities	223	88
Retirement benefit obligations	114	286
Total liabilities	267,463	298,560
Equity
Share capital	3,119	3,119
Share premium	5,620	5,620
Other equity instruments	1,991	2,281
Retained earnings	4,744	4,732
Other reserves	284	301
Total shareholders' equity	15,758	16,053
Non-controlling interests	151	152
Total equity	15,909	16,205
Total liabilities and equity	£ 283,372	£ 314,765